Annual Fund Operating Expenses - Research Affiliates Deletions ETF	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Research Affiliates Deletions ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	0.19%

[1]	The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.39% to 0.19% of the Fund’s average daily net assets. The Fee Waiver Agreement does not provide for recoupment of waived management fees and it will remain in place until October 31, 2026 unless terminated sooner by the Trustees